Schedule of Investments (unaudited) May 31, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Arconic Inc.	38,799	$849,698
L3 Technologies Inc.	7,185	1,739,201
TransDigm Group Inc.(a)	4,311	1,900,936

		4,489,835

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	12,454	991,712
Expeditors International of Washington Inc.	15,328	1,066,676
United Parcel Service Inc., Class B	62,599	5,816,699

		7,875,087

Airlines — 0.1%
Delta Air Lines Inc.	15,328	789,392
Southwest Airlines Co.	12,454	592,810

		1,382,202

Auto Components — 0.2%
Aptiv PLC	23,471	1,503,083
BorgWarner Inc.	18,681	662,802

		2,165,885

Automobiles — 0.2%
Harley-Davidson Inc.	14,370	470,187
Tesla Inc.(a)	11,651	2,157,299

		2,627,486

Banks — 3.0%
BB&T Corp.	68,976	3,224,628
CIT Group Inc.	9,580	455,433
Citizens Financial Group Inc.	41,673	1,357,706
Comerica Inc.	14,370	988,943
East West Bancorp. Inc.	12,933	552,498
Fifth Third Bancorp.	72,768	1,928,352
First Republic Bank/CA	14,849	1,440,650
Huntington Bancshares Inc./OH	94,842	1,199,751
KeyCorp.	92,447	1,476,379
M&T Bank Corp.	11,975	1,911,210
People’s United Financial Inc.	35,446	544,805
PNC Financial Services Group Inc. (The)	41,194	5,242,349
Regions Financial Corp.	92,447	1,278,542
Signature Bank/New York NY	4,790	548,695
SunTrust Banks Inc.	40,236	2,414,562
SVB Financial Group(a)	4,790	964,706
U.S. Bancorp.	136,994	6,877,099
Zions Bancorp. N.A	17,244	742,699

		33,149,007

Beverages — 3.1%
Coca-Cola Co. (The)	365,301	17,947,238
PepsiCo Inc.	126,341	16,171,648

		34,118,886

Biotechnology — 3.8%
AbbVie Inc.	132,677	10,177,653
Amgen Inc.	55,972	9,330,532
Biogen Inc.(a)	17,694	3,880,117
BioMarin Pharmaceutical Inc.(a)	15,807	1,299,968
Celgene Corp.(a)	63,153	5,923,120
Gilead Sciences Inc.	115,439	7,186,078
Vertex Pharmaceuticals Inc.(a)	22,992	3,820,810

		41,618,278

Building Products — 0.6%
Allegion PLC.	8,622	836,765

Security	Shares	Value

Building Products (continued)
Fortune Brands Home & Security Inc.	12,454	$598,539
Johnson Controls International PLC	82,388	3,173,586
Lennox International Inc.	3,353	885,561
Masco Corp.	27,303	953,421
Owens Corning	9,580	464,342

		6,912,214

Capital Markets — 4.3%
Affiliated Managers Group Inc.	4,790	401,498
Ameriprise Financial Inc.	12,454	1,721,516
Bank of New York Mellon Corp. (The)	77,316	3,300,620
BlackRock Inc.(b)	10,692	4,443,168
Cboe Global Markets Inc.	10,016	1,087,137
Charles Schwab Corp. (The)	108,733	4,524,380
CME Group Inc.	32,093	6,165,707
E*TRADE Financial Corp.	22,513	1,008,582
FactSet Research Systems Inc.	3,432	954,782
Franklin Resources Inc.	27,303	868,782
Intercontinental Exchange Inc.	51,132	4,203,562
Invesco Ltd.	36,404	711,334
KKR & Co. Inc., Class A, NVS	43,653	972,589
Moody’s Corp.	15,461	2,827,508
Nasdaq Inc.	10,414	943,925
Northern Trust Corp.	18,681	1,597,599
Raymond James Financial Inc.	11,496	949,340
S&P Global Inc.	22,513	4,815,080
State Street Corp.	34,009	1,878,997
T Rowe Price Group Inc.	21,555	2,180,073
TD Ameritrade Holding Corp.	24,908	1,239,173

		46,795,352

Chemicals — 2.0%
Axalta Coating Systems Ltd.(a)	19,160	450,451
Celanese Corp.	11,975	1,136,787
Ecolab Inc.	23,383	4,304,576
International Flavors & Fragrances Inc.	9,108	1,233,405
Linde PLC	49,563	8,948,600
Mosaic Co. (The)	32,572	699,321
PPG Industries Inc.	21,555	2,255,731
Sherwin-Williams Co. (The)	7,506	3,148,392

		22,177,263

Commercial Services & Supplies — 0.5%
Copart Inc.(a)	18,681	1,335,318
Waste Management Inc.	38,320	4,190,292

		5,525,610

Communications Equipment — 0.2%
Motorola Solutions Inc.	14,738	2,209,963

Consumer Finance — 1.3%
Ally Financial Inc.	36,883	1,064,812
American Express Co.	64,665	7,417,722
Capital One Financial Corp.	42,152	3,619,592
Discover Financial Services	30,177	2,249,696

		14,351,822

Containers & Packaging — 0.4%
Avery Dennison Corp.	7,664	797,516
Ball Corp.	28,740	1,764,349
International Paper Co.	34,488	1,430,217

		3,992,082

Distributors — 0.2%
Genuine Parts Co.	12,933	1,279,074

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.(a)	28,261	$724,894

		2,003,968

Diversified Consumer Services — 0.0%
H&R Block Inc.	18,202	477,802

Diversified Financial Services — 0.1%
AXA Equitable Holdings Inc.	24,241	498,152
Voya Financial Inc.	13,891	707,469

		1,205,621

Diversified Telecommunication Services — 1.9%
CenturyLink Inc.	86,699	906,005
Verizon Communications Inc.	371,643	20,198,797

		21,104,802

Electric Utilities — 1.2%
Alliant Energy Corp.	21,076	1,000,267
Edison International	29,219	1,734,732
Eversource Energy	28,261	2,086,792
Pinnacle West Capital Corp.	10,059	944,641
Southern Co. (The)	93,049	4,978,121
Xcel Energy Inc.	45,984	2,636,723

		13,381,276

Electrical Equipment — 0.5%
Acuity Brands Inc.	3,517	434,947
Eaton Corp. PLC	38,799	2,890,138
Rockwell Automation Inc.	11,017	1,639,880
Sensata Technologies Holding PLC(a)	14,849	633,904

		5,598,869

Electronic Equipment, Instruments & Components — 0.4%
Keysight Technologies Inc.(a)	16,765	1,259,554
TE Connectivity Ltd.	30,656	2,582,155
Trimble Inc.(a)	22,513	898,269

		4,739,978

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	45,984	984,517
National Oilwell Varco Inc.	34,009	709,088
Schlumberger Ltd.	124,656	4,324,317
TechnipFMC PLC	38,320	797,056

		6,814,978

Entertainment — 3.4%
Electronic Arts Inc.(a)	26,890	2,502,921
Netflix Inc.(a)	39,268	13,479,919
Walt Disney Co. (The)	161,885	21,375,296

		37,358,136

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	10,138	1,484,305
American Tower Corp.	39,676	8,283,159
Boston Properties Inc.	13,891	1,817,360
Camden Property Trust	8,690	898,198
Duke Realty Corp.	32,093	965,678
Equinix Inc.	7,260	3,526,835
Federal Realty Investment Trust	6,706	876,675
HCP Inc.	42,970	1,362,579
Host Hotels & Resorts Inc.	66,102	1,197,107
Iron Mountain Inc.	25,754	789,360
Liberty Property Trust	13,412	636,668
Macerich Co. (The)	10,156	368,967
Prologis Inc.	56,694	4,176,647
SBA Communications Corp.(a)	10,059	2,176,868

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	24,787	$1,109,962
Welltower Inc.	34,748	2,822,233
Weyerhaeuser Co.	67,060	1,528,968

		34,021,569

Food Products — 0.7%
Bunge Ltd.	12,454	651,219
Campbell Soup Co.	16,286	591,344
General Mills Inc.	53,672	2,653,544
Hormel Foods Corp.	26,345	1,040,364
Kellogg Co.	23,471	1,233,636
McCormick & Co. Inc./MD, NVS	11,017	1,719,093

		7,889,200

Health Care Equipment & Supplies — 1.8%
Align Technology Inc.(a)	6,834	1,943,248
Becton Dickinson and Co.	24,200	5,649,248
DENTSPLY SIRONA Inc.	20,118	1,083,757
DexCom Inc.(a)	8,078	979,861
Edwards Lifesciences Corp.(a)	18,681	3,188,847
Hologic Inc.(a)	24,048	1,058,352
IDEXX Laboratories Inc.(a)	7,664	1,914,237
ResMed Inc.	12,933	1,475,914
Steris PLC(a)	7,592	1,014,899
Varian Medical Systems Inc.(a)	8,143	1,028,135

		19,336,498

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	14,370	1,118,848
Cardinal Health Inc.	26,824	1,128,486
Centene Corp.(a)	36,883	2,129,993
Cigna Corp.(a)	34,183	5,059,768
HCA Healthcare Inc.	24,635	2,979,850
Henry Schein Inc.(a)	13,412	864,537
Humana Inc.	12,300	3,011,778
Laboratory Corp. of America Holdings(a)	9,101	1,479,914
Quest Diagnostics Inc.	11,975	1,148,522

		18,921,696

Health Care Technology — 0.2%
Cerner Corp.(a)	29,113	2,037,037

Hotels, Restaurants & Leisure — 2.9%
Aramark	22,034	766,563
Darden Restaurants Inc.	11,017	1,281,497
Domino’s Pizza Inc.	3,479	972,380
Hilton Worldwide Holdings Inc.	25,387	2,270,613
McDonald’s Corp.	68,976	13,675,872
Norwegian Cruise Line Holdings Ltd.(a)	19,639	1,074,450
Royal Caribbean Cruises Ltd.	15,990	1,946,942
Starbucks Corp.	111,850	8,507,311
Vail Resorts Inc.	3,832	824,302

		31,319,930

Household Durables — 0.4%
Garmin Ltd.	11,925	912,024
Mohawk Industries Inc.(a)	5,748	779,141
Newell Brands Inc.	41,673	559,252
NVR Inc.(a)	309	989,285
Whirlpool Corp.	5,748	660,330

		3,900,032

Household Products — 3.1%
Clorox Co. (The)	11,496	1,710,720
Colgate-Palmolive Co.	73,766	5,135,589

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	31,135	$3,981,855
Procter & Gamble Co. (The)	224,994	23,154,132

		33,982,296

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	59,396	938,457

Industrial Conglomerates — 1.0%
3M Co.	51,790	8,273,452
Roper Technologies Inc.	9,318	3,204,647

		11,478,099

Insurance — 4.0%
Allstate Corp. (The)	29,859	2,851,833
American Financial Group Inc./OH	6,759	663,734
American International Group Inc.	79,035	4,036,317
Aon PLC	21,555	3,881,409
Arch Capital Group Ltd.(a)	35,925	1,236,898
Arthur J Gallagher & Co.	16,507	1,389,889
Assurant Inc.	5,748	574,570
Chubb Ltd.	41,194	6,017,208
Erie Indemnity Co., Class A, NVS	2,280	484,888
Hartford Financial Services Group Inc. (The)	32,093	1,690,017
Lincoln National Corp.	19,160	1,139,062
Loews Corp.	25,197	1,294,118
Marsh & McLennan Companies Inc.	45,430	4,343,108
Principal Financial Group Inc.	25,387	1,309,208
Progressive Corp. (The)	52,517	4,163,548
Prudential Financial Inc.	36,883	3,407,251
Travelers Companies Inc. (The)	23,689	3,448,408
Willis Towers Watson PLC	11,496	2,017,548

		43,949,014

Interactive Media & Services — 5.6%
Alphabet Inc., Class A(a)	26,925	29,792,512
Alphabet Inc., Class C, NVS(a)	28,275	31,205,138
TripAdvisor Inc.(a)	9,580	404,947

		61,402,597

Internet & Direct Marketing Retail — 0.9%
Booking Holdings Inc.(a)	4,049	6,706,035
Expedia Group Inc.	11,017	1,266,955
MercadoLibre Inc.(a)	3,854	2,198,784

		10,171,774

IT Services — 6.5%
Accenture PLC, Class A	57,333	10,209,287
Cognizant Technology Solutions Corp., Class A	51,732	3,203,763
International Business Machines Corp.	80,039	10,164,153
Jack Henry & Associates Inc.	6,941	910,798
Mastercard Inc., Class A	82,101	20,647,580
Visa Inc., Class A	157,415	25,395,762
Western Union Co. (The)	39,757	771,286

		71,302,629

Leisure Products — 0.1%
Hasbro Inc.	10,538	1,002,585

Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	28,261	1,894,900
IQVIA Holdings Inc.(a)	15,120	2,054,052
Mettler-Toledo International Inc.(a)	2,279	1,647,922
Waters Corp.(a)	6,706	1,345,961

		6,942,835

Security	Shares	Value

Machinery — 2.8%
Caterpillar Inc.	51,768	$6,202,324
Cummins Inc.	13,559	2,044,155
Deere & Co.	27,303	3,827,061
Dover Corp.	12,933	1,156,339
Flowserve Corp.	11,496	533,989
IDEX Corp.	6,803	1,038,886
Illinois Tool Works Inc.	29,505	4,120,078
Ingersoll-Rand PLC	22,034	2,607,504
PACCAR Inc.	31,135	2,049,306
Parker-Hannifin Corp.	11,975	1,824,032
Pentair PLC	14,849	517,042
Snap-on Inc.	4,953	772,272
Stanley Black & Decker Inc.	13,613	1,731,846
WABCO Holdings Inc.(a)	4,790	627,059
Xylem Inc./NY	16,286	1,208,747

		30,260,640

Media — 0.5%
Discovery Inc., Class A(a)	13,891	378,669
Discovery Inc., Class C, NVS(a)	32,369	829,941
Liberty Broadband Corp., Class C, NVS(a)	9,580	940,277
Liberty Global PLC, Class A(a)	16,286	400,636
Liberty Global PLC, Class C, NVS(a)	45,505	1,103,041
Omnicom Group Inc.	20,118	1,556,328

		5,208,892

Metals & Mining — 0.3%
Newmont Goldcorp Corp.	73,287	2,425,067
Nucor Corp.	28,261	1,356,528

		3,781,595

Multi-Utilities — 1.9%
CMS Energy Corp.	25,387	1,424,465
Consolidated Edison Inc.	28,876	2,491,999
Dominion Energy Inc.	71,882	5,404,089
DTE Energy Co.	16,286	2,043,404
NiSource Inc.	33,051	920,470
Public Service Enterprise Group Inc.	45,461	2,671,288
Sempra Energy	24,647	3,239,848
WEC Energy Group Inc.	28,261	2,276,424

		20,471,987

Multiline Retail — 0.2%
Kohl’s Corp.	14,849	732,353
Macy’s Inc.	27,303	561,623
Nordstrom Inc.	10,538	329,839

		1,623,815

Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	34,009	886,615
Cheniere Energy Inc.(a)	20,835	1,316,355
Cimarex Energy Co.	9,101	520,486
ConocoPhillips	102,033	6,015,866
Devon Energy Corp.	39,427	991,983
Hess Corp.	24,529	1,370,190
Kinder Morgan Inc./DE	183,227	3,655,379
Marathon Oil Corp.	74,245	976,322
Marathon Petroleum Corp.	60,590	2,786,534
Noble Energy Inc.	42,631	912,303
Occidental Petroleum Corp.	67,539	3,361,416
ONEOK Inc.	36,883	2,346,496
Phillips 66	41,010	3,313,608
Pioneer Natural Resources Co.	15,328	2,175,963
Targa Resources Corp.	20,597	792,161

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	37,841	$2,664,006
Williams Companies Inc. (The)	108,254	2,855,741

		36,941,424

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	19,639	3,162,468

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	146,845	6,662,358
Jazz Pharmaceuticals PLC(a)	5,269	661,523
Johnson & Johnson	239,500	31,410,425
Merck & Co. Inc.	232,315	18,401,671
Perrigo Co. PLC	11,586	486,844
Zoetis Inc.	43,110	4,356,265

		61,979,086

Professional Services — 0.3%
IHS Markit Ltd.(a)	34,130	1,958,721
ManpowerGroup Inc.	5,748	491,569
Nielsen Holdings PLC	31,614	718,586
Robert Half International Inc.	11,017	591,172

		3,760,048

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	28,740	1,313,418
Jones Lang LaSalle Inc.	4,003	498,173

		1,811,591

Road & Rail — 2.0%
AMERCO	794	292,367
CSX Corp.	69,697	5,190,335
Kansas City Southern	9,101	1,030,961
Norfolk Southern Corp.	24,056	4,694,288
Union Pacific Corp.	65,019	10,843,869

		22,051,820

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials Inc.	85,396	3,303,971
Intel Corp.	404,479	17,813,255
Lam Research Corp.	13,891	2,425,508
Marvell Technology Group Ltd.	56,043	1,249,759
NVIDIA Corp.	51,732	7,007,617
Texas Instruments Inc.	84,413	8,805,120

		40,605,230

Software — 10.6%
Adobe Inc.(a)	43,867	11,883,570
Autodesk Inc.(a)	19,639	3,160,112
Cadence Design Systems Inc.(a)	25,387	1,613,852
Citrix Systems Inc.	11,975	1,127,087
Intuit Inc.	23,299	5,704,760
Microsoft Corp.	655,549	81,078,300
salesforce.com Inc.(a)	68,806	10,417,916
VMware Inc., Class A	7,468	1,321,687

		116,307,284

Specialty Retail — 3.9%
Advance Auto Parts Inc.	6,706	1,039,430
Best Buy Co. Inc.	22,034	1,380,871
CarMax Inc.(a)	15,807	1,237,372
Gap Inc. (The)	20,597	384,752

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	101,381	$19,247,183
L Brands Inc.	21,076	473,367
Lowe’s Companies Inc.	71,850	6,702,168
Ross Stores Inc.	33,530	3,117,955
Tiffany & Co.	9,867	879,248
TJX Companies Inc. (The)	110,649	5,564,538
Tractor Supply Co.	11,017	1,110,293
Ulta Salon Cosmetics & Fragrance Inc.(a)	5,068	1,689,570

		42,826,747

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)	13,891	827,209
Hewlett Packard Enterprise Co.	123,863	1,699,401
HP Inc.	137,934	2,576,607

		5,103,217

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	13,412	435,622
Hanesbrands Inc.	32,093	476,581
Kontoor Brands Inc.(a)	1	29
Lululemon Athletica Inc.(a)	10,120	1,675,771
NIKE Inc., Class B	113,523	8,757,164
PVH Corp.	6,706	571,284
Tapestry Inc.	25,866	738,733
Under Armour Inc., Class A(a)	16,765	382,242
Under Armour Inc., Class C, NVS(a)	17,244	348,846
VF Corp.	30,093	2,464,015

		15,850,287

Trading Companies & Distributors — 0.3%
Fastenal Co.	51,732	1,582,482
United Rentals Inc.(a)	7,185	791,068
WW Grainger Inc.	4,311	1,128,146

		3,501,696

Water Utilities — 0.2%
American Water Works Co. Inc.	16,286	1,840,644

Total Common Stocks — 99.9% (Cost: $1,132,033,422)		1,097,761,121

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(b)(c)	140,874	140,874

Total Short-Term Investments — 0.0% (Cost: $140,874)		140,874

Total Investments in Securities — 99.9% (Cost: $1,132,174,296)		1,097,901,995
Other Assets, Less Liabilities — 0.1%		1,502,938

Net Assets — 100.0%		$1,099,404,933

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Leaders ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 05/07/19(a)	Shares Purchased		Shares Sold	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	140,874	(b)	—	140,874	$140,874	$1,767	$—	$—
BlackRock Inc.	—	10,692		—	10,692	4,443,168	—	—	(427,366)

						$4,584,042	$1,767	$—	$(427,366)

(a) The Fund commenced operations on May 07, 2019. (b) Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	11	06/21/19	$1,514	$(30,173)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,097,761,121	$—	$—	$1,097,761,121
Money Market Funds	140,874	—	—	140,874

	$1,097,901,995	$ —	$ —	$1,097,901,995

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(30,173)	$—	$—	$(30,173)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5